Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 13 – RELATED PARTY TRANSACTIONS
Leasing and Professional Services Agreement
KORE TM Data Brasil Processamento de Dados Ltda., a wholly owned subsidiary of the Company, maintains a lease and a professional services agreement with a company controlled by a key member of the subsidiary’s management team
.
Aggregated related party transactions, which have been recorded at the exchange amount, representing the amount of consideration established and agreed by the related parties, was $0.2 million for the nine months ended September 30, 2021 and September 30, 2020. The amount was recorded under general and administrative expenses in the consolidated statements of operations.
Due to Related Parties
Upon the closing of the Business Combination on September 30, 2021, the
Company
repaid its outstanding loans of $1.6
million due to Interfusion B.V and T-Fone B.V., companies related though common ownership resulting from the acquisition of
Aspider in 2018. The amounts outstanding at December 31, 2020 are recorded under due to related parties in the consolidated balance sheet. The amounts were as follows:

For the period ended (in ‘000)	September 30, 2021	December 31, 2020

Interfusion B.V.	$—	$985
T-Fone B.V.	$—	$630
Interest was accrued quarterly, at a fixed rate of 2.5%. The Company accrued interest of $0.03 million for both of the nine months ended September 30, 2021 and 2020.
As of September 30, 2021, the Company accrued $1.1 million of transaction costs relating to the Business Combination to be paid to related parties under due to related parties on the consolidated balance sheet.

NOTE 14 – RELATED PARTY TRANSACTIONS
Leasing and Professional Services

Agreement
KORE TM Data Brasil Processamento de Dados Ltda., a wholly owned subsidiary of the Company, maintains a lease and a professional services agreement with a company controlled by a key member of the subsidiary’s management team.
Aggregated related party transactions, which have been recorded at the exchange amount, representing the amount of consideration established and agreed by the related parties, was $0.2 million and $0.3 million, for the years ended December 31, 2020 and 2019. The amount was recorded under general and administrative expenses in the consolidated statements of operations.
Due to Related Parties
As of December 31, 2020, the Company had outstanding loans due to Interfusion B.V and T-Fone B.V., companies related though common ownership resulting from the acquisition of Aspider in 2018. These amounts are recorded under due to related parties in the consolidated balance sheet. The amounts were as follows:

(in ‘000)	December 31, 2020	December 31, 2019
Interfusion B.V.	$985	$898
T-Fone B.V.	$630	$574
The loans between the Company and Interfusion B.V. and T-Fone B.V. are payable upon change in control. Interest is accrued quarterly, at a fixed rate of 2.5%. The Company accrued interest of $40 thousand and $33 thousand, for the years ended December 31, 2020 and 2019, respectively.